SUMMARY OF INCOME TAX PAYABLE (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Disclosure [Abstract]
Income tax payable	$ 58,180	$ 109,968
Total	$ 58,180	$ 109,968